Operating Segments Information (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Geographic Information
1)	Geographic information

	December 31,	December 31,
	2022	2023
	NT$	NT$
Noncurrent Assets	(In Millions)	(In Millions)

Taiwan	$2,510,238.7	$2,525,608.4
United States	153,137.8	420,093.1
China	90,349.7	97,268.8
Japan	15,432.5	94,558.9
Europe, the Middle East and Africa	140.7	146.2
Others	1.9	0.4

	$2,769,301.3	$3,137,675.8

Major Customers Representing at Least 10% of Net Revenue
2)	Major customers representing at least 10% of net revenu e

	Years Ended December 31
	2021		2022		2023
	Amount	%	Amount	%	Amount	%
	NT$		NT$		NT$
	(In Millions)		(In Millions)		(In Millions)

Customer A	$405,403.0	26	$ 529,649.2	23	$546,550.9	25
Customer B	153,740.8	10	NA	NA	241,152.4	11
Note:  Revenue less than 10% of the Company’s net revenue.